Impairments	6 Months Ended
Jun. 30, 2020
Impairments
Impairments

Note 4. Impairments

	Apr-Jun	Jan–Mar	Apr-Jun	Jan-Jun	Jan-Jun	Jan-Dec
Skr mn	2020	2020	2019	2020	2019	2019
Expected credit losses, stage 1	-110	-17	-10	-127	-3	-19
Expected credit losses, stage 2	-39	-7	4	-46	8	11
Expected credit losses, stage 3	-2	0	-22	-2	-24	-17
Established losses	-20	—	-25	-20	-25	-25
Reserves applied to cover established credit losses	20	—	40	20	40	40
Recovered credit losses	—	—	—	—	—	—
Net credit losses	-151	-24	-13	-175	-4	-10

	June 30, 2020				December 31, 2019
Skr mn	Stage 1	Stage 2	Stage 3	Total	Total
Loans, before expected credit losses	211,558	35,628	1,069	248,255	217,594
Off balance sheet exposures, before expected credit losses	42,189	28,159	11	70,359	59,343
Total, before expected credit losses	253,747	63,787	1,080	318,614	276,937

Loss allowance, loans	-180	-55	-46	-281	-124
Loss allowance, off balance sheet exposures[1]	0	—	—	0	-4
Total loss allowance	-180	-55	-46	-281	-128
Provision ratio	0.07%	0.09%	4.26%	0.09%	0.05%
1	Recognized under provision in Consolidated Statement of Financial Position. Off balance sheet exposures consist of guarantee commitments, committed undisbursed loans and binding offers, see Note 8.

The table above shows the book value of loans and nominal amounts for off-balance sheet exposures before expected credit losses for each stage as well as related loss allowance amounts, in order to place expected credit losses in relation to credit exposures. Overall, the credit portfolio has an extremely high credit quality and SEK often uses risk mitigation measures, primarily through guarantees from the Swedish Export Credit Agency (EKN) and other government export credit agencies in the Organisation for Economic Co-operation and Development (OECD), which explains the low provision ratio.

Loss Allowance

	June 30, 2020				December 31, 2019
Skr mn	Stage 1	Stage 2	Stage 3	Total	Total
Opening balance	-54	-10	-64	-128	-139
Increases due to origination and acquisition	-67	-1	0	-68	-23
Net remeasurement of loss allowance	-65	-45	-2	-112	10
Transfer to stage 1	0	0	—	0	0
Transfer to stage 2	0	0	—	0	0
Transfer to stage 3	—	—	—	—	-22
Decreases due to derecognition	6	0	0	6	10
Decrease in allowance account due to write-offs	—	—	20	20	40
Exchange-rate differences[1]	0	1	0	1	-4
Closing balance	-180	-55	-46	-281	-128
1	Recognized under net results of financial transactions in Statement of Comprehensive Income.

Provisions for expected credit losses (ECLs) are calculated using quantitative models based on inputs, assumptions and methods that are highly reliant on assessments. In particular, the following could heavily impact the level of provisions: the establishment of a material increase in credit risk, allowing for forward-looking macroeconomic scenarios, and the measurement of both ECLs over the next 12 months and lifetime ECLs. ECLs are based on objective assessments of what SEK expects to lose on the exposures given what was known on the reporting date and taking into account possible future events. The ECL is a probability-weighted amount that is determined by evaluating the outcome of several possible scenarios and where the data taken into consideration comprises information from previous conditions, current conditions and projections of future economic conditions. SEK’s method entails three scenarios being prepared for each probability of default curve: (i) a base scenario, (ii) a downturn scenario and (iii) an upturn scenario. The base scenario consists of GDP forecasts from the World Bank. The World Bank revised its figures for global growth in June 2020. The new estimate from the World Bank is a downward revision of the growth figures compared to its most recent projections. The base scenario has been weighted at 70 to 80 percent, and the downturn and upturn scenarios weighted equally at 10 to 15 percent. In the second quarter, SEK made an overall adjustment to reduce expected credit losses, which was calculated pursuant to SEK’s IFRS 9 model as of June 30, 2020. SEK’s IFRS 9 model is based on GDP projections estimating the impact on the probability of default. SEK’s management believes that the current, very negative GDP projections may overstate the probability of default of the asset portfolio, as they do not fully take into account the support measures implemented by the government to help companies in crisis. SEK has accordingly made an overall adjustment.

SEK has conducted an extensive assessment of material increases in credit risk due to the COVID-19 pandemic. SEK’s assessment is that the company’s method is still applicable for assessing whether a material increase in credit risk has occurred. SEK has noted an increase in credits moving from stage 1 to stage 2, which was mainly attributable to an increase in forbearance agreements due to the COVID-19 pandemic.  The movements from stage 1 to stage 2 have not had any material impact on expected credit losses.

During the quarter, SEK noted no material movements between stage 1 and stage 2.